10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2020
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 148,335	$ 401,957	$ 71,225
Advance for exploration and evaluation costs included in prepaid expenses		20,398
Share issue costs included in Due to Related Parties	32,750	32,750
Marketable securities related to the shares received		$ 267,500
Share issue costs related to the issue of finder's warrants pursuant to the private placement financing completed	153,927
Share capital recorded	29,500
Share capital related to the reclassification of the fair values of finder's warrants exercised from reserves	$ 1,828
Share issue costs was included in due to related parties			52,750
Deferred financing costs included in accounts payable and accrued liabilities			1,695
Share issue costs related to the issue of finder's warrants			32,665
Share capital related to the issue of common shares			144,750
Share capital related to the reclassification of the fair values of stock options and finder's warrants exercised from reserves			60,250
Prepaid expenses related to exploration and evaluation assets			$ 26,094